CONTRACT COSTS, NET - Movement of impairment of contract costs (Details)	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
CONTRACT COSTS, NET
Beginning balance	¥ 8,394,288	$ 1,171,797	¥ 2,586,155
Charge to (reversal of) allowance	(4,079,681)	(569,502)	4,532,872
Charge to (reversal of) sales	(768,189)	(107,234)	1,275,261
Ending balance	¥ 3,546,418	$ 495,061	¥ 8,394,288